FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                               San Mateo, CA 94403




September 5, 2006


Filed Via EDGAR (CIK #0000912291)
Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

      RE:  FRANKLIN REAL ESTATE SECURITIES TRUST
           File Nos. 033-69048 and 811-08034

Ladies/Gentlemen:

Pursuant  to Rule  497(j)  under  the  Securities  Act of 1933,  this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 29, 2006.

Sincerely yours,

FRANKLIN REAL ESTATE SECURITIES TRUST



/s/ David P. Goss
Senior Associate General Counsel


DPG/jg

cc:   Bruce G. Leto, Esq.